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Statutory Prospectus Supplement dated July 19, 2019

The purpose of this supplement is to provide you with changes to the current Statutory Prospectuses for Class A, A2, AX, C, CX, P, R, RX, S, Y, Invesco Cash Reserve and Investor Class shares (collectively, the Retail Classes) of the Funds, as applicable, listed below:

Invesco All Cap Market Neutral Fund

Invesco Alternative Strategies Fund

Invesco American Franchise Fund

Invesco American Value Fund

Invesco Asia Pacific Growth Fund

Invesco Balanced-Risk Allocation Fund

Invesco Balanced-Risk Commodity Strategy Fund

Invesco Balanced-Risk Retirement 2020 Fund

Invesco Balanced-Risk Retirement 2030 Fund

Invesco Balanced-Risk Retirement 2040 Fund

Invesco Balanced-Risk Retirement 2050 Fund

Invesco Balanced-Risk Retirement Now Fund

Invesco California Tax-Free Income Fund

Invesco Charter Fund

Invesco Comstock Fund

Invesco Conservative Income Fund

Invesco Convertible Securities Fund

Invesco Core Plus Bond Fund

Invesco Corporate Bond Fund

Invesco Developing Markets Fund

Invesco Diversified Dividend Fund

Invesco Dividend Income Fund

Invesco Emerging Markets Flexible Bond Fund

Invesco Emerging Markets Select Equity Fund

Invesco Endeavor Fund

Invesco Energy Fund

Invesco Equally-Weighted S&P 500 Fund

Invesco Equity and Income Fund

Invesco European Growth Fund

Invesco Floating Rate Fund

Invesco Global Core Equity Fund

Invesco Global Growth Fund

Invesco Global Infrastructure Fund

Invesco Global Low Volatility Equity Yield Fund

Invesco Global Market Neutral Fund

Invesco Global Opportunities Fund

Invesco Global Real Estate Fund

Invesco Global Real Estate Income Fund

Invesco Global Responsibility Equity Fund

Invesco Global Small & Mid Cap Growth Fund

Invesco Global Targeted Returns Fund

Invesco Gold & Precious Metals Fund

Invesco Government Money Market Fund

Invesco Greater China Fund

Invesco Growth and Income Fund

Invesco Health Care Fund

Invesco High Yield Fund

Invesco High Yield Municipal Fund

Invesco Income Fund

Invesco Intermediate Term Municipal Income Fund

Invesco International Core Equity Fund

Invesco International Growth Fund

Invesco International Select Equity Fund

Invesco International Small Company Fund

Invesco Limited Term Municipal Income Fund

Invesco Long/Short Equity Fund

Invesco Low Volatility Emerging Markets Fund

Invesco Low Volatility Equity Yield Fund

Invesco Macro Allocation Strategy Fund

Invesco Mid Cap Core Equity Fund

Invesco Mid Cap Growth Fund

Invesco MLP Fund

Invesco Multi-Asset Income Fund

Invesco Multi-Asset Inflation Fund

Invesco Municipal Income Fund

Invesco New York Tax Free Income Fund

Invesco OFI Pictet Global Environmental Solutions Fund

Invesco Oppenheimer Capital Appreciation Fund

Invesco Oppenheimer Capital Income Fund

Invesco Oppenheimer Discovery Mid Cap Growth Fund

Invesco Oppenheimer Dividend Opportunity Fund

Invesco Oppenheimer Emerging Markets Innovators Fund

Invesco Oppenheimer Emerging Markets Local Debt Fund

Invesco Oppenheimer Equity Income Fund

Invesco Oppenheimer Fundamental Alternatives Fund

Invesco Oppenheimer Global Allocation Fund

Invesco Oppenheimer Global Focus Fund

Invesco Oppenheimer Global Fund

Invesco Oppenheimer Global High Yield Fund

Invesco Oppenheimer Global Multi-Asset Growth Fund

Invesco Oppenheimer Global Multi-Asset Income Fund

Invesco Oppenheimer Global Opportunities Fund

Invesco Oppenheimer Global Strategic Income Fund

Invesco Oppenheimer Global Unconstrained Bond Fund

Invesco Oppenheimer Gold & Special Minerals Fund

Invesco Oppenheimer Government Cash Reserves Fund

Invesco Oppenheimer Government Money Market Fund

Invesco Oppenheimer Intermediate Income Fund

Invesco Oppenheimer Intermediate Term Municipal Fund

Invesco Oppenheimer International Bond Fund

Invesco Oppenheimer International Diversified Fund

Invesco Oppenheimer International Equity Fund

Invesco Oppenheimer International Growth Fund

Invesco Oppenheimer Limited-Term Bond Fund

Invesco Oppenheimer Limited-Term Government Fund

Invesco Oppenheimer Macquarie Global Infrastructure Fund

Invesco Oppenheimer Main Street All Cap Fund®

Invesco Oppenheimer Main Street Fund®

Invesco Oppenheimer Main Street Mid Cap Fund®

Invesco Oppenheimer Main Street Small Cap Fund®

Invesco Oppenheimer Mid Cap Value Fund

Invesco Oppenheimer Municipal Fund

Invesco Oppenheimer Preferred Securities and Income Fund

Invesco Oppenheimer Real Estate Fund

Invesco Oppenheimer Rising Dividends Fund

Invesco Oppenheimer Rochester® AMT-Free Municipal Fund

Invesco Oppenheimer Rochester® AMT-Free New York Municipal Fund

Invesco Oppenheimer Rochester® California Municipal Fund

Invesco Oppenheimer Rochester® High Yield Municipal Fund

Invesco Oppenheimer Rochester® Limited Term California Municipal Fund

Invesco Oppenheimer Rochester® Limited Term New York Municipal Fund

Invesco Oppenheimer Rochester® Municipals Fund

Invesco Oppenheimer Rochester® New Jersey Municipal Fund

Invesco Oppenheimer Rochester® Pennsylvania Municipal Fund

Invesco Oppenheimer Rochester® Short Duration High Yield Municipal Fund

Invesco Oppenheimer Senior Floating Rate Fund

Invesco Oppenheimer Senior Floating Rate Plus Fund

Invesco Oppenheimer Small Cap Value Fund

Invesco Oppenheimer SteelPath MLP & Energy Infrastructure Fund

Invesco Oppenheimer SteelPath MLP Alpha Fund

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Invesco Oppenheimer SteelPath MLP Alpha Plus Fund

Invesco Oppenheimer SteelPath MLP Income Fund

Invesco Oppenheimer SteelPath MLP Select 40 Fund

Invesco Oppenheimer SteelPath Panoramic Fund

Invesco Oppenheimer Total Return Bond Fund

Invesco Oppenheimer Ultra-Short Duration Fund

Invesco Oppenheimer Value Fund

Invesco Pacific Growth Fund

Invesco Peak RetirementTM 2015 Fund

Invesco Peak RetirementTM 2020 Fund

Invesco Peak RetirementTM 2025 Fund

Invesco Peak RetirementTM 2030 Fund

Invesco Peak RetirementTM 2035 Fund

Invesco Peak RetirementTM 2040 Fund

Invesco Peak RetirementTM 2045 Fund

Invesco Peak RetirementTM 2050 Fund

Invesco Peak RetirementTM 2055 Fund

Invesco Peak RetirementTM 2060 Fund

Invesco Peak RetirementTM 2065 Fund

Invesco Peak RetirementTM Now Fund

Invesco Pennsylvania Tax Free Income Fund

Invesco Premier Portfolio

Invesco Premier Tax-Exempt Portfolio

Invesco Premier U.S. Government Money Portfolio

Invesco Quality Income Fund

Invesco Real Estate Fund

Invesco S&P 500 Index Fund

Invesco Select Companies Fund

Invesco Select Opportunities Fund

Invesco Short Duration High Yield Municipal Fund

Invesco Short Duration Inflation Protected Fund

Invesco Short Term Bond Fund

Invesco Small Cap Discovery Fund

Invesco Small Cap Equity Fund

Invesco Small Cap Value Fund

Invesco Strategic Real Return Fund

Invesco Summit Fund

Invesco Tax-Exempt Cash Fund

Invesco Technology Fund

Invesco Value Opportunities Fund

Invesco World Bond Fund

This supplement amends the Statutory Prospectuses of the above referenced funds (the “Funds”) and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the Statutory Prospectus and retain it for future reference.

Effective September 3, 2019:

The following information replaces in its entirety footnote number one appearing under the heading “Shareholder Account Information – Choosing a Share Class” in the prospectus for each Fund:

“1 Invesco Conservative Income Fund, Invesco Oppenheimer Short Term Municipal Fund and Invesco Oppenheimer Ultra-Short Duration Fund do not have initial sales charges or CDSCs on redemptions.”

The following information replaces in its entirety the first two paragraphs and the following tables appearing under the heading “Shareholder Account Information – Initial Sales Charges (Class A Shares Only)” in the prospectus for each Fund:

“The Funds are grouped into six categories for determining initial sales charges. The “Other Information” section of each Fund’s prospectus will tell you the sales charge category in which the Fund is classified. Additionally, Class A shares of Invesco Conservative Income Fund, Invesco Oppenheimer Government Cash Reserves Fund, Invesco Oppenheimer Short Term Municipal Fund, Invesco Oppenheimer Ultra-Short Duration Fund and Invesco Tax-Exempt Cash Fund do not have initial sales charges. As used below, the term “offering price” with respect to all categories of Class A shares includes the initial sales charge.

If you purchase $1,000,000 or more of Class A shares of Category I, II or V Funds or $250,000 or more of Class A shares of Category IV or VI Funds (a Large Purchase) the initial sales charge set forth below will be waived; though your shares will be subject to a 1% CDSC if you don’t hold such shares for at least 18 months.

Category I Initial Sales Charges
	Investor’s Sales Charge
Amount invested	As a % of Offering Price	As a % of Investment
Less than $50,000	5.50%	5.82%
$50,000 but less than $100,000	4.50	4.71
$100,000 but less than $250,000	3.50	3.63
$250,000 but less than $500,000	2.75	2.83
$500,000 but less than $1,000,000	2.00	2.04

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Category II Initial Sales Charges
	Investor’s Sales Charge
Amount invested	As a % of Offering Price	As a % of Investment
Less than $100,000	4.25%	4.44%
$100,000 but less than $250,000	3.50	3.63
$250,000 but less than $500,000	2.50	2.56
$500,000 but less than $1,000,000	2.00	2.04

Category III Initial Sales Charges
	Investor’s Sales Charge
Amount invested	As a % of Offering Price	As a % of Investment
Less than $100,000	1.00%	1.01%
$100,000 but less than $250,000	0.75	0.76
$250,000 but less than $1,000,000	0.50	0.50

Category IV Initial Sales Charges
	Investor’s Sales Charge
Amount invested	As a % of Offering Price	As a % of Investment
Less than $100,000	2.50%	2.56%
$100,000 but less than $250,000	1.75	1.78

Category V Initial Sales Charges
	Investor’s Sales Charge
Amount invested	As a % of Offering Price	As a % of Investment
Less than $100,000	3.25%	3.36%
$100,000 but less than $250,000	2.75	2.83
$250,000 but less than $500,000	1.75	1.78
$500,000 but less than $1,000,000	1.50	1.52

Category VI Initial Sales Charges
	Investor’s Sales Charge
Amount invested	As a % of Offering Price	As a % of Investment
Less than $50,000	5.50%	5.82%
$50,000 but less than $100,000	4.50	4.71
$100,000 but less than $250,000	3.50	3.63 ”

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The following information replaces in its entirety the last paragraph appearing under the heading “Shareholder Account Information – Initial Sales Charges (Class A Shares Only) – Qualifying for Reduced Sales Charges and Sales Charge Exceptions” in the prospectus for each Fund:

“Purchases of Class A shares of Invesco Conservative Income Fund, Invesco Oppenheimer Government Cash Reserves Fund, Invesco Oppenheimer Ultra-Short Duration Fund, Invesco Oppenheimer Short Term Municipal Fund and Invesco Tax-Exempt Cash Fund, Invesco Cash Reserve Shares of Invesco Government Money Market Fund and Invesco Oppenheimer Government Money Market Fund, or Investor Class shares of any Fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges pursuant to ROAs or LOIs.”

The following information replaces in its entirety the first paragraph appearing under the heading “Shareholder Account Information – Contingent Deferred Sales Charges (CDSCs) – CDSCs on Class A Shares and Invesco Cash Reserve Shares” in the prospectus for each Fund:

“Any shares of a Large Purchase of Class A shares redeemed prior to 18 months after the date of purchase will be subject to a CDSC of 1% with the exception of Class A shares of Invesco Conservative Income Fund, Invesco Oppenheimer Short Term Municipal Fund and Invesco Oppenheimer Ultra-Short Duration Fund which do not have CDSCs on redemptions.”

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